Pension and Other Post-Retirement Benefits (Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial Assumption of Reimbursement Rate Increase	2.00%
Description of Regulatory Framework in which Plan Operates	United States non-contributory, guaranteed annual pension payments for life, benefits generally depend on years of service and compensation level in the final years leading up to age 65, benefits available starting at age 55 at a reduced rate, and plans provide for maximum pensionable salary and maximum annual benefit limits. made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 and associated Internal Revenue Service regulations and procedures. Canada made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules.
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	7.00%	6.50%
Pension [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Average remaining service period of active employees (years)	12.5	11.8
Pension [Member] | Benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	5.41%	5.35%
Rate of increase in compensation levels (%)	3.85%	3.89%
Pension [Member] | Female [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Life expectancy at 65	23.1	22.9
Pension [Member] | Male [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Life expectancy at 65	20.9	20.7
Other [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Average remaining service period of active employees (years)	10.8	10.7
Other [Member] | Benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate, %	5.16%	5.04%
Medical cost trend rate - year reaches ultimate trend rate	2036	2033
Other [Member] | Benefit obligations [Member] | Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%
Other [Member] | Benefit obligations [Member] | Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	7.00%	6.50%
Other [Member] | Female [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Life expectancy at 65	23.9	23.7
Other [Member] | Male [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Life expectancy at 65	21.4	21.2